Consolidated Income Statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Fee income	$ 7,671	$ 7,994	$ 6,840
Premium	109	122	157
Net investment income	2,720	3,140	2,836
Net gains (losses) on derivatives and investments	3,856	(2,480)	(6,454)
Other income	84	93	64
Total revenues	14,440	8,869	3,443
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	2,263	949	1,313
Interest credited on other contract holder funds, net of deferrals and amortization	855	827	1,293
Interest expense	37	22	44
Operating costs and other expenses, net of deferrals	2,333	2,689	1,200
Cost of reinsurance	0	0	2,520
Amortization of deferred acquisition costs	1,743	519	(534)
Total benefits and expenses	7,231	5,006	5,836
Pretax income (loss)	7,209	3,863	(2,393)
Income tax expense (benefit)	1,396	616	(841)
Net income (loss)	$ 5,813	$ 3,247	$ (1,552)